Leases - Narrative (Details) $ in Millions	12 Months Ended
Jun. 28, 2020 USD ($)
Lessee, Lease, Description [Line Items]
Operating lease expense	$ 5.4
Short-term lease expense	0.1
Variable lease income	0.1
Finance lease amortization	0.7
Interest expense on finance leases	$ 0.2
New York
Lessee, Lease, Description [Line Items]
Term of finance lease obligation	49 years